Investments in joint ventures and associates - Summarised financial information, joint venture and associate (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of joint ventures [line items]
Non-current assets	£ 57,278	£ 61,759	£ 55,466		£ 52,523	£ 52,523
Cash and cash equivalents	157	73	252	£ 252	329	329
Non-current liabilities	(37,988)	(39,203)	(34,715)		(31,673)	(31,474)
Current liabilities	(9,368)	(8,564)	(9,129)		(8,691)	(8,697)
Net assets	19,860	19,793	19,568	£ 19,568	£ 18,837	£ 19,033
Revenue	14,779	14,540	14,933
Other costs	(2,668)	(2,975)	(2,895)
Operating profit/(loss)	2,895	2,780	2,870
Profit/(loss) before tax	2,083	1,754	1,841
Tax	(442)	(480)	(339)
Profit/(loss) after tax from continuing operations	1,641	1,274	1,502
Group’s share of profit/(loss)	58	87	£ 40
Millennium Pipeline Company LLC
Disclosure of joint ventures [line items]
Non-current assets	795	910
Cash and cash equivalents	27	33
All other current assets	24	26
Non-current liabilities	(256)	(315)
Current liabilities	(38)	(43)
Net assets	552	611
Group’s ownership interest in joint venture/associate	145	160
Group adjustment: elimination of profits on sales to joint venture	0	0
Carrying amount of the Group’s investment	145	160
Revenue	199	206
Depreciation and amortisation	(43)	(46)
Other costs	(21)	(20)
Operating profit/(loss)	135	140
Net interest expense	(18)	(22)
Profit/(loss) before tax	117	118
Tax	0	0
Profit/(loss) after tax from continuing operations	117	118
Group’s share of profit/(loss)	31	31
Group adjustment: tax charge	(9)	(9)
Group’s share of post-tax results for the year	22	22
BritNed Development Limited
Disclosure of joint ventures [line items]
Non-current assets	409	399
Cash and cash equivalents	47	54
All other current assets	24	4
Non-current liabilities	(81)	(45)
Current liabilities	(22)	(16)
Net assets	377	396
Group’s ownership interest in joint venture/associate	189	198
Group adjustment: elimination of profits on sales to joint venture	0	0
Carrying amount of the Group’s investment	189	198
Revenue	72	80
Depreciation and amortisation	(15)	(14)
Other costs	(15)	(10)
Operating profit/(loss)	42	56
Net interest expense	(1)	0
Profit/(loss) before tax	41	56
Tax	(11)	(10)
Profit/(loss) after tax from continuing operations	30	46
Group’s share of profit/(loss)	15	23
Group adjustment: tax charge	0	0
Group’s share of post-tax results for the year	15	23
Nemo Link Limited
Disclosure of joint ventures [line items]
Non-current assets	536	582
Cash and cash equivalents	31	26
All other current assets	8	5
Non-current liabilities	(30)	(29)
Current liabilities	(19)	(10)
Net assets	526	574
Group’s ownership interest in joint venture/associate	263	287
Group adjustment: elimination of profits on sales to joint venture	0	0
Carrying amount of the Group’s investment	263	287
Revenue	66	45
Depreciation and amortisation	(24)	(23)
Other costs	(6)	(8)
Operating profit/(loss)	36	14
Net interest expense	0	0
Profit/(loss) before tax	36	14
Tax	(14)	(2)
Profit/(loss) after tax from continuing operations	22	12
Group’s share of profit/(loss)	11	6
Group adjustment: tax charge	0	0
Group’s share of post-tax results for the year	11	6
Emerald Energy Venture LLC
Disclosure of joint ventures [line items]
Non-current assets	559	435
Cash and cash equivalents	112	66
All other current assets	12	6
Non-current liabilities	(286)	(232)
Current liabilities	(27)	(2)
Net assets	370	273
Group’s ownership interest in joint venture/associate	189	139
Group adjustment: elimination of profits on sales to joint venture	(23)	(10)
Carrying amount of the Group’s investment	166	129
Revenue	28	19
Depreciation and amortisation	(14)	(7)
Other costs	(22)	(10)
Operating profit/(loss)	(8)	2
Net interest expense	0	(3)
Profit/(loss) before tax	(8)	(1)
Tax	0	0
Profit/(loss) after tax from continuing operations	(8)	(1)
Group’s share of profit/(loss)	(4)	(1)
Group adjustment: tax charge	1	0
Group’s share of post-tax results for the year	£ (3)	£ (1)